Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
FHLB stock dividends	(3,791)		(3,966)		(3,344)
Provision for credit losses	4,060		8,881		6,391
Originations of loans receivable held-for-sale ("LHFS")	(11,715)		(47,488)		(851)
Proceeds from sales of LHFS	13,483		46,140		97,838
Amortization and accretion of premiums and discounts on securities	8,100		5,940		2,644
Depreciation and amortization of premises and equipment	4,397		4,584		5,132
Amortization of deferred amounts related to FHLB advances, net	7,091		6,676		3,829
Common stock committed to be released for allocation - ESOP	6,022		6,481		7,929
Stock based compensation - stock options and RRP	262		452		604
Provision for deferred income taxes	(9,647)		3,466		3,548
Gain on the sale of trading securities received in the loan swap transaction			(6,454)
Changes in:
Prepaid federal insurance premium, net	4,718		(20,447)
Accrued interest receivable	904		2,420		1,064
Other assets, net	637		(7,035)		837
Income taxes payable/receivable	3,004		(6,697)		8
Accounts payable and accrued expenses	(143)		(1,631)		(1,209)
Net cash provided by operating activities	65,785		59,162		190,718
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of trading securities received in the loan swap transaction			199,144
Purchase of AFS securities	(790,083)				(424,498)
Purchase of HTM securities	(1,979,789)		(1,662,009)		(215,263)
Proceeds from calls, maturities and principal reductions of AFS securities	351,636		557,141		396,101
Proceeds from calls, maturities and principal reductions of HTM securities	1,485,786		628,350		208,591
Proceeds from the redemption of capital stock of FHLB	4,942		16,185		3,688
Purchases of capital stock of FHLB	(7,162)		(21)		(9,002)
Loan originations and purchases, net of principal collected and deferred loan fees	(105)		219,628		(394,785)
Purchases of premises and equipment	(12,751)		(8,183)		(13,053)
Proceeds from sales of REO	14,205		11,273		7,669
Net cash flows (used in)/provided by investing activities	(933,321)		(38,492)		(440,552)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(150,110)		(48,400)		(44,069)
Deposits, net of withdrawals	126,553		157,701		304,726
Proceeds from borrowings	644,162		300,000		1,561,612
Repayments on borrowings	(773,771)		(395,000)		(1,581,612)
Deferred FHLB prepayment penalty			(875)		(38,388)
Change in advance payments by borrowers for taxes and insurance	102		(331)		2,154
Net proceeds from common stock offering (deferred offering costs)	1,076,411		(5,982)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Excess tax benefits from stock options	7		89		516
Net cash flows provided by/(used in) financing activities	923,389		3,393		203,850
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	55,853		24,063		(45,984)
CASH AND CASH EQUIVALENTS:
Beginning of Period	65,217		41,154		87,138
End of Period	121,070		65,217		41,154
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax payments	25,517		40,664		35,334
Interest payments	172,332		199,433		236,137
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note received from ESOP in exchange for common stock	47,260
Customer deposit holds related to common stock offering	17,690
Commitment to fund low-income housing partnerships	9,618
Loans transferred to REO	15,048		13,717		10,730
Transfer of loans receivable to LHFS, net					94,672
Swap of loans for trading securities			$ 193,889

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.